Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
May 20, 2021
Alberto Zapata, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	221
	Funds:
Lincoln S&P 500 Buffer Fund Aug, Lincoln S&P 500 Ultra Buffer Fund Aug, Lincoln S&P 500 Buffer Fund
Nov, Lincoln S&P 500 Ultra Buffer Fund Nov, Lincoln S&P 500 Buffer Fund Feb, and Lincoln S&P 500 Ultra
Buffer Fund Feb (the “New Funds”)

Dear Mr. Zapata,
Attached for filing via EDGAR is Post-Effective Amendment No. 221 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced Registrant.
The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, to establish the New Funds as series of the Registrant.
Your consideration of this filing is much appreciated.
Sincerely,
/s/Sam Goldstein Sam Goldstein, Esq. Vice President and Assistant General Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel